Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions

In the ordinary course of business, during the fiscal years ended December 31, 2025, 2024 and 2023, the Company was involved in the following transactions, either at cost or current market prices, and on the normal commercial terms among related parties.

Nature of transactions	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Revenue (1)
- Jebs Enterprise Pte. Ltd. *	-	-	-	360,000
- PT Jeneric Jaya*		48,000	48,000	-

Rental of equipment (2)
- Jebs Enterprise Pte. Ltd.*	560,689	720,958	1,103,884	1,080,969

Gain on disposal of plant and equipment / right-of-use assets (3)
- Jebs Enterprise Pte. Ltd.*	-	-	111,107	27,763

(1)

In 2023, the Company rented used blasting equipment related to corrosion prevention services to Jebs Enterprise amounting to S$360,000. These transactions were conducted on an ad-hoc basis based on the operational needs of Jebs Enterprise at the time. The equipment leased was part of the Company’s used plant and equipment and was not in active use by the Company during the relevant periods.

In 2025 and 2024, the Company seconded one office employee to PT Jeneric Jaya to perform management functions. The total amount for the secondment was S$48,000 (approximately US$37,330) in 2025 and S$48,000 in 2024. This amount includes salary, statutory contributions, and overhead allocations. The seconded employee remained on the Company’s payroll, and PT Jeneric Jaya reimbursed the Company for the related costs.

(2)

The Company has entered into a master equipment lease agreement with Jebs Enterprise Pte. Ltd.

The master equipment lease agreement with Jebs Enterprise Pte. Ltd. establishes the framework under which each of the Operating Subsidiaries acts as a lessee and leases various equipment from Jebs Enterprise Pte. Ltd. on an ongoing basis. Under the agreement, individual lease agreements are also required to be executed by and between Jebs Enterprise Pte. Ltd. and each operating subsidiary, specifying the particular equipment to be leased, the rental period, and the rental fees applicable to each transaction. The obligations of each operating subsidiary as a lessee under the agreement are several and not joint, meaning that each operating subsidiary is responsible only for its own obligations and not those of any other lessee. The agreement expressly provides that the lessees are not considered a partnership, association, or joint venture, and that each operating subsidiary should independently negotiate and enter into its individual lease arrangement with Jebs Enterprise Pte. Ltd. The agreement is governed by the laws of Singapore and includes an arbitration clause requiring that any disputes be resolved by arbitration administered by the Singapore International Arbitration Centre. The agreement remains in effect for as long as any individual lease agreement is outstanding.

The individual equipment lease agreements between Jebs Enterprise Pte. Ltd. and each operating subsidiary provide for the lease of specified equipment for an initial three-year term and shall automatically renew for an additional one-year term on the same terms and conditions unless either party provides written notice of its intention not to renew at least thirty (30) days prior to the expiry of the term. Rental fees are based on actual usage and agreed in writing before each rental period, with payment due within thirty (30) days of invoice. Title to the equipment remains with Jebs Enterprise Pte. Ltd., while risk of loss or damage passes to the lessee upon delivery and remains until return. Lessees must maintain and operate the equipment properly, are prohibited from transferring or encumbering it, and must return it at the end of the rental period or upon termination. The lease may be terminated by the lessee with 30 days’ written notice, by the lessor for uncured breach, or automatically in the event of a total loss of the equipment. These agreements are governed by Singapore law and require arbitration of disputes at the Singapore International Arbitration Centre.

(3)	During 2023 and 2024, the Company entered into a series of asset disposal transactions with Jebs Enterprise Pte. Ltd. involving the sale of used equipment. These transactions were conducted based on management’s assessment of fair market value, considering the condition, age, and usage of the equipment. The details are as follows:

(a)	On January 31, 2023, the Company sold four units of used blasting equipment to Jebs Enterprise for a total consideration of S$720,000, with an aggregate carrying amount of S$704,907.

(b)	On November 19, 2023, the Company sold one unit of used air-cooler dehumidifier for S$38,500, with a carrying amount of S$25,830.

(c)	On January 2, 2024, the Company sold three units of used high-pressure pumps for a total consideration of S$435,000, with an aggregate carrying amount of S$379,864.

(d)	On October 16, 2024, the Company sold two units of used high-pressure pumps for a total consideration of S$200,000, with an aggregate carrying amount of S$165,750.

(e)	On December 31, 2024, the Company sold two units of used high-pressure pumps for a total consideration of S$320,000, with an aggregate carrying amount of S$298,279.

Related party balances

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Due from related parties
- Jeneric Holdings Pte. Ltd. *	-	-	2,698,907	1,552,426
- Jebs Enterprise Pte. Ltd. *	-	-	-	777,600
	-	-	2,698,907	2,330,026

Due to related parties
- Jeneric Holdings Pte. Ltd. *	-	-	-	399,117
- Jebs Enterprise Pte. Ltd. *	-	-	55,400	66,960
	-	-	55,400	466,077

* A company in which Mr. Goh Kwang Yong is a common director.

The remuneration for key management personnel of the Company, representing the Company’s directors, is as follow:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Key management personnel remuneration	363,800	467,790	225,120	225,120